S000058011 [Member] Investment Strategy - iShares Inflation Hedged Corporate Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the BlackRock Inflation Hedged Corporate Bond Index (the “Underlying Index”), which is designed to minimize the inflation risk of a portfolio composed of U.S. dollar-denominated, investment-grade corporate bonds, represented in the Underlying Index by the Underlying Fund, by including a series of up to 10 inflation swap contracts with different maturities (as determined by BlackRock Index Services, LLC (the “Index Provider”)). As of October 31, 2025, the Underlying Index includes approximately 12 components, as well as a cash position that is intended to reflect the collateral that must be held to manage the swaps positions.
The Fund invests in U.S. dollar-denominated, investment-grade corporate bonds primarily through its investment in the Underlying Fund. The Fund seeks to track the inflation hedging component of the Underlying Index primarily through the use of positions in inflation swaps (i.e., contracts in which the Fund makes fixed-rate payments based on a notional reference amount while receiving floating-rate payments on the same notional reference amount determined from an inflation index). The different maturities and weights of the swap contracts included in the Underlying Index are intended to hedge the portfolio’s inflation exposure at key points on the yield curve, as determined by the Index Provider. The Underlying Index includes a fixed number of shares (to be adjusted in the event of any stock splits) of the Underlying Fund, and the Index Provider rebalances the weights of the inflation swap contracts included in the Underlying Index daily. On a monthly basis, the Index Provider will add new inflation swap contracts to the Underlying Index and remove the previous month’s inflation swap contracts.
The inflation swaps used by the Fund are typically linked to the Consumer Price Index (“CPI”). The CPI tracks the average change over time in the prices of a basket of consumer goods and services and serves as a measure of purchasing power of the U.S. dollar and the rate of inflation. By entering into a CPI swap, the Fund effectively turns the inflation component of the bonds held by the Fund or the Underlying Fund from fixed rates into floating rates. The Fund will benefit from a CPI swap if actual inflation (as measured by the CPI) during the time period in which the Fund holds the swap is the same or greater than the level of inflation expected for that period. However, if actual inflation (as measured by the CPI) is less than the expected rate of inflation being hedged for that period, the Fund generally will lose money on the CPI swap and underperform the Underlying Fund. CPI swaps will not mitigate inflation risk regarding distributions made by the Fund itself.
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities and instruments in the Fund’s Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may also invest in other instruments designed to transfer inflation exposure from one party to another, including but not limited to U.S. Treasury Inflation Protected Securities (“TIPS”), total return swaps, futures and options (collectively with inflation swaps, “inflation hedging instruments”). The Fund’s investments in inflation hedging instruments are not intended to mitigate credit risk or other factors influencing the price of investment-grade corporate bonds, which may have a greater impact than inflation rates. Moreover, to the extent that inflation exposure has been priced into the investment-grade corporate bonds owned by the Fund or the Underlying Fund, the Fund will underperform the Underlying Fund even during inflationary periods.
The Commodity Futures Trading Commission (“CFTC”) has adopted certain requirements that subject a registered investment company and its adviser to regulation by the CFTC if the registered investment company invests more than a prescribed level of its net asset value in CFTC-regulated futures, options and swaps, or if the registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of such instruments above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act (“CEA”). BFA is considered a commodity pool operator (“CPO”) with respect to the Fund and is subject to regulation by the CFTC and the National Futures Association (“NFA”).
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund and the Underlying Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., an instrument's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund or the Underlying Fund may or may not hold all of the components of the applicable Underlying Index.
The Fund may lend securities from its portfolio representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).
The Underlying Index is sponsored by the Index Provider,  an affiliated person of the Fund and of BFA, the Fund’s investment adviser. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that an underlying fund is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that an underlying fund is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.